Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—88.4%
	Federal Home Loan Mortgage Corporation—29.4%
$ 864,406	2.000%, 4/1/2036	$ 781,051
1,561,317	2.000%, 3/1/2051	1,286,180
3,362,046	2.000%, 8/1/2051	2,770,634
2,613,196	2.000%, 11/1/2051	2,155,963
6,344,652	2.000%, 1/1/2052	5,206,765
824,219	2.500%, 10/1/2051	707,114
3,214,384	2.500%, 11/1/2051	2,778,777
2,821,660	2.500%, 1/1/2052	2,432,220
1,773,467	2.500%, 1/1/2052	1,531,190
3,533,639	2.500%, 4/1/2052	3,047,589
581,477	3.500%, 6/1/2052	541,423
1,589,372	3.500%, 7/1/2052	1,475,296
774,560	4.000%, 4/1/2052	741,950
1,574,930	4.000%, 5/1/2052	1,492,753
574,068	4.000%, 9/1/2052	543,755
471,409	4.000%, 11/1/2052	447,106
797	4.500%, 2/1/2024	794
4,610	4.500%, 6/1/2024	4,586
34,735	4.500%, 11/1/2039	34,641
181,685	5.000%, 1/1/2034	184,091
456,888	5.000%, 5/1/2034	462,787
43,376	5.000%, 2/1/2039	44,207
89,070	5.000%, 7/1/2039	90,756
1,194,200	5.500%, 5/1/2034	1,222,665
159,141	5.500%, 12/1/2035	163,867
92,705	5.500%, 5/1/2036	95,635
18,963	5.500%, 6/1/2036	19,588
305,226	5.500%, 6/1/2036	315,179
14,311	5.500%, 9/1/2037	14,804
627,728	5.500%, 5/1/2038	636,347
10,264	6.000%, 2/1/2032	10,519
10,947	6.500%, 4/1/2038	11,592
38,442	6.500%, 10/1/2038	40,841
4,187	6.500%, 10/1/2038	4,458
14,758	7.500%, 1/1/2027	15,037
1,885	7.500%, 12/1/2029	1,978
35,454	7.500%, 5/1/2030	36,332
28,189	7.500%, 2/1/2031	29,843
	TOTAL	31,380,313
	Federal National Mortgage Association—56.6%
2,676,396	2.000%, 5/1/2036	2,405,765
1,507,791	2.000%, 7/1/2050	1,242,087
9,663,226	2.000%, 5/1/2051	7,939,226
5,532,873	2.000%, 2/1/2052	4,540,575
1,168,848	2.000%, 2/1/2052	959,220

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$2,928,545	2.000%, 2/1/2052	$ 2,412,474
1,669,453	2.500%, 5/1/2037	1,544,828
7,376,469	2.500%, 10/1/2051	6,330,721
752,090	2.500%, 10/1/2051	645,703
1,933,262	2.500%, 1/1/2052	1,652,844
696,563	2.500%, 3/1/2052	592,915
423,229	3.000%, 2/1/2047	384,373
4,207,418	3.000%, 2/1/2048	3,806,672
7,392,155	3.000%, 6/1/2052	6,596,824
818,544	3.500%, 8/1/2037	788,534
2,915,297	3.500%, 1/1/2048	2,700,588
1,712,953	3.500%, 11/1/2050	1,604,594
906,657	3.500%, 5/1/2052	837,049
2,124,579	3.500%, 6/1/2052	1,963,458
2,215,581	3.500%, 1/1/2053	2,044,789
89,107	4.000%, 3/1/2048	85,718
1,347,319	4.000%, 7/1/2052	1,277,018
1,443,803	4.000%, 5/1/2053	1,372,077
29,318	4.500%, 6/1/2041	29,265
1,326,504	4.500%, 8/1/2052	1,288,525
1,842,332	4.500%, 8/1/2052	1,787,282
841,087	4.500%, 2/1/2053	816,152
189	5.000%, 1/1/2024	188
484,131	5.000%, 7/1/2034	490,725
32,427	5.000%, 11/1/2035	32,906
36,530	5.000%, 10/1/2039	37,130
133,029	5.000%, 12/1/2039	135,567
29,580	5.000%, 1/1/2040	30,157
954,447	5.000%, 4/1/2053	944,935
270,073	5.500%, 9/1/2034	277,191
5,680	6.000%, 10/1/2028	5,770
3,966	6.000%, 11/1/2028	4,029
61	6.000%, 12/1/2028	62
3,982	6.000%, 12/1/2028	4,045
2,850	6.000%, 12/1/2028	2,895
7,584	6.000%, 1/1/2029	7,704
416	6.000%, 1/1/2029	423
3,805	6.000%, 1/1/2029	3,865
609	6.000%, 1/1/2029	619
152	6.000%, 1/1/2029	155
317	6.000%, 3/1/2029	322
194	6.000%, 3/1/2029	197
15,763	6.000%, 5/1/2029	16,014
13,056	6.000%, 5/1/2029	13,263
194	6.000%, 11/1/2029	197
12,460	6.000%, 11/1/2029	12,657
234,238	6.000%, 11/1/2034	242,593
16,401	6.000%, 5/1/2036	17,059
13,081	6.000%, 6/1/2036	13,611
29,462	6.000%, 7/1/2036	30,727

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 52,763	6.000%, 9/1/2037	$ 55,038
105,858	6.000%, 2/1/2038	110,399
41,666	6.000%, 4/1/2038	43,619
14,462	6.500%, 5/1/2031	14,924
22,138	6.500%, 4/1/2032	23,031
76,478	6.500%, 9/1/2036	80,698
14,166	7.000%, 8/1/2028	14,613
12,275	7.000%, 10/1/2028	12,662
13,475	7.000%, 6/1/2029	13,901
144	7.000%, 11/1/2031	150
3,422	7.000%, 11/1/2031	3,562
25,452	7.000%, 12/1/2031	26,534
3,008	7.000%, 12/1/2031	3,131
528	7.000%, 1/1/2032	550
701	7.500%, 1/1/2030	736
	TOTAL	60,377,830
	Government National Mortgage Association—2.4%
780,857	3.000%, 9/20/2050	706,644
80,319	5.000%, 11/20/2038	81,476
29,833	5.000%, 12/20/2038	30,273
59,562	5.000%, 5/20/2039	60,458
211,669	5.000%, 8/20/2039	214,910
92,836	5.000%, 9/20/2039	94,267
994,569	5.000%, 9/20/2053	988,178
101,473	5.500%, 12/20/2038	104,511
81,413	6.000%, 9/20/2038	85,660
3,944	7.500%, 1/15/2026	3,986
3,334	7.500%, 2/15/2026	3,372
79,529	7.500%, 2/15/2028	81,579
425	7.500%, 7/15/2029	441
444	7.500%, 7/15/2029	461
315	7.500%, 9/15/2029	326
1,684	7.500%, 9/15/2029	1,739
688	7.500%, 10/15/2029	705
6,813	7.500%, 10/15/2029	7,070
2,485	7.500%, 10/15/2029	2,575
3,800	7.500%, 10/15/2029	3,956
38,559	7.500%, 6/15/2030	40,347
10,128	7.500%, 6/15/2030	10,294
29,220	7.500%, 7/15/2030	30,576
53,804	8.250%, 10/15/2030	56,980
	TOTAL	2,610,784
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $93,180,940)	94,368,927
	COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
	Government National Mortgage Association—1.3%
745,154	REMIC, Series 2013-158, Class AB, 3.013%, 8/16/2053	707,002
669,731	REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	629,604
	TOTAL	1,336,606

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—5.6%
$ 102,800		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$ 10,333
145,062		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	131,650
1,655,239		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,352,900
1,041,874		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	920,756
2,124,488		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,810,130
907,522		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	909,932
843,407		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	845,647
24,798	[1]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	24
		TOTAL	5,981,372
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,056,149)	7,317,978
		ASSET-BACKED SECURITIES—3.0%
		Single Family Rental Securities—1.4%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	878,826
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	666,019
		TOTAL	1,544,845
		Student Loans—1.6%
667,818		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	596,124
414,547		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	379,678
723,046	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.576% (CME Term SOFR 1-Month +1.214%), 7/15/2053	715,799
		TOTAL	1,691,601
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,513,951)	3,236,446
		INVESTMENT COMPANY—1.6%
1,675,449		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[3] (IDENTIFIED COST $1,675,449)	1,675,449
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $106,426,489)	106,598,800
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	120,061
		TOTAL NET ASSETS—100%	$106,718,861
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	3	$338,672	March 2024	$11,125
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,400,870 and $364,781, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2023	$9,566,287
Purchases at Cost	$24,603,335
Proceeds from Sales	$(32,494,173)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2023	$1,675,449
Shares Held as of 12/31/2023	1,675,449
Dividend Income	$80,492

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$94,368,927	$—	$94,368,927
Collateralized Mortgage Obligations	—	7,317,978	—	7,317,978
Asset-Backed Securities	—	3,236,446	—	3,236,446
Investment Company	1,675,449	—	—	1,675,449
TOTAL SECURITIES	$1,675,449	$104,923,351	$—	$106,598,800
Other Financial Instruments:[1]
Assets	$11,125	$—	$—	$11,125

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate